Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 80
3 years	258
5 years	454
10 years	$ 1,019